Structured entities - Narrative (Details) £ in Millions	12 Months Ended
	Dec. 31, 2023 GBP (£) entity	Dec. 31, 2022 GBP (£) entity	Dec. 31, 2021 GBP (£)
Disclosure of unconsolidated structured entities [line items]
Number of structured entities | entity	6,000	6,000
Notional contract amount	£ 64,625,859	£ 52,342,870
Impairment cost of loan facilities	1,619	1,161	£ (536)
Assets transferred to sponsored unconsolidated structured entities	1,420	1,665
Employee benefit and other trusts
Disclosure of unconsolidated structured entities [line items]
Undrawn borrowing facilities	£ 3,700	3,800
Securitisation vehicles | Debt securities | Not later than three months
Disclosure of unconsolidated structured entities [line items]
Maturity period	90 days
Unconsolidated structured entities | Derivative financial assets
Disclosure of unconsolidated structured entities [line items]
Notional contract amount	£ 335,552	244,780
Lending | Debt securities
Disclosure of unconsolidated structured entities [line items]
Impairment cost of loan facilities	0
Contractual backstop liquidity facilities | CP's and medium-term note conduits
Disclosure of unconsolidated structured entities [line items]
Undrawn borrowing facilities	£ 22,400	£ 20,800